BUSINESS COMBINATION - Summary of fair value of assets acquired and liabilities assumed (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Intangible assets:
Goodwill		¥ 4,605,724		$ 648,703	¥ 4,605,724	¥ 4,625,115
Camelot Group
Fair values of the assets acquired and liabilities assumed
Total fair value of purchase consideration	¥ 5,290,553	5,290,553	$ 767,058
Cash and cash equivalents		618,439		89,665
Restricted cash		1,126		163
Accounts receivable and other assets		940,511		136,361
Property and equipment, net		13,792		2,000
Intangible assets:
Deferred tax assets		54,419		7,890
Deferred tax liabilities		(268,490)		(38,927)
Accounts payable and other liabilities		(871,903)		(126,415)
Non-controlling interests		(882,451)		(127,943)
Goodwill		4,556,910		660,690
Customer Relationships | Camelot Group
Intangible assets:
Intangible assets		620,100		89,906
Trademarks | Camelot Group
Intangible assets:
Intangible assets		474,000		68,724
Copyrights | Camelot Group
Intangible assets:
Intangible assets		¥ 34,100		$ 4,944